8. Common Stock (Details Narrative) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Stock issued for services, value	$ 473,760	$ 200	$ 3,080				$ 25,000
Proceeds from sale of stock				$ 184,633	$ 0	$ 7,000	$ 0
Stock issued for conversion of debt, value	$ 35,796		$ 250
Common Stock [Member]
Stock issued for services, shares							50,000
Stock issued for services, value							$ 25,000
Stock sold for cash, shares						2,400,000
Stock issued previously purchased				1,000,000
Stock issued for conversion of debt, shares				2,250,000
Stock issued for conversion of debt, value				$ 35,250
Stock issued for conversion of interest, value				$ 769
Common Stock [Member] | Services [Member]
Stock issued for services, shares				1,640,000
Stock issued for services, value				$ 3,280
Common Stock [Member] | Services [Member]
Stock issued for services, shares				2,860,000
Stock issued for services, value				$ 473,760
Common Stock [Member] | Stock Sale [Member]
Stock sold for cash, shares				3,595,994
Proceeds from sale of stock				$ 184,633